Earnings Per Share	12 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE

18. EARNINGS PER SHARE

The following table sets forth the basic and diluted earnings per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	As of September 30,
	2024	2023	2022
Numerator:
Net (loss)/income attributable to Linkage Global Inc	$(439,336)	$(652,728)	1,066,375

Denominator:
Weighted average number of ordinary shares	21,175,342	20,000,000	20,000,000

Net (loss)/income per ordinary share
– Basic and diluted	(0.02)	(0.03)	0.05